Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-1

Collection Period	04/01/17-04/30/17
Determination Date	5/9/2017
Distribution Date	5/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$398,388,743.10
2.	Collections allocable to Principal		$15,607,240.93
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$743,268.34
5.	Pool Balance on the close of the last day of the related Collection Period		$382,038,233.83
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		33,968
7.	Initial Pool Balance		$1,000,000,003.15
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$223,388,743.08	$207,038,233.81
	d. Class A-4 Note Balance	$115,000,000.00	$115,000,000.00
	e. Class B Note Balance	$22,500,000.00	$22,500,000.00
	f. Class C Note Balance	$18,500,000.00	$18,500,000.00
	g. Class D Note Balance	$14,000,000.00	$14,000,000.00
	h. Note Balance (sum a - g)	$393,388,743.08	$377,038,233.81
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.7002782	0.6490227
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.3933887	0.3770382
10.	Overcollateralization Target Amount		$5,000,000.02
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.02
12.	Weighted Average Coupon	%	6.93%
13.	Weighted Average Original Term (months)	months	66.24
14.	Weighted Average Remaining Term (months)	months	36.99
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$2,294,906.34
	b. Liquidation Proceeds allocable to Finance Charge		$596.82
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$2,295,503.16
16.	Principal:
	a. Collections allocable to Principal		$15,607,240.93
	b. Liquidation Proceeds allocable to Principal		$377,085.33
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$15,984,326.26

17.	Total Finance Charge and Principal Collections (15d + 16d)	$18,279,829.42
18.	Interest Income from Collection Account	$8,652.82
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$18,288,482.24
Available Funds
21.	Available Collections	$18,288,482.24
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$18,288,482.24
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$331,990.62
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$331,990.62
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$256,897.05
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$256,897.05
	m. Class A-4 Monthly Interest	$175,375.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$175,375.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$40,687.50
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$40,687.50
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$37,925.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$37,925.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$36,750.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$36,750.00
34.	Quaternary Principal Distributable Amount	$11,350,509.25
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$12,230,134.42
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.02
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,295,503.16
	b. Total Daily Deposits of Principal Collections	$15,984,326.26
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$8,652.82
	e. Total Deposits to Collection Account (sum a - d)	$18,288,482.24
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$331,990.62
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,898,143.82
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,058,347.80
	f. Total Withdrawals from Collection Account (sum a - e)	$18,288,482.24
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$256,897.05
	d. Class A-4 Interest Distribution	$175,375.00
	e. Class B Interest Distribution	$40,687.50
	f. Class C Interest Distribution	$37,925.00
	g. Class D Interest Distribution	$36,750.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$16,350,509.27
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$16,898,143.82
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$16,607,406.32
	d. Class A-4 Distribution	$175,375.00
	e. Class B Distribution	$40,687.50
	f. Class C Distribution	$37,925.00
	g. Class D Distribution	$36,750.00
	h. Total Withdrawals from Note Payment Account (sum a - g)	$16,898,143.82

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,058,347.80
	b. Reserve Account surplus (Ln 55)	$1,362.48
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,059,710.28
46.	Withdrawals
	a. Certificateholder Distribution	$1,059,710.28
	b. Total Withdrawals from Certificate Payment Account	$1,059,710.28
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.01	$2,500,000.01
	b. Note Balance	$377,038,233.81
48.	Required Reserve Account Amount	$2,500,000.01
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.01
50.	Investment Earnings	$1,362.48
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,501,362.49
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$1,362.48
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.01
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$331,990.62
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$16,898,143.82
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,058,347.80
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,362.48
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$16,607,406.32
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$175,375.00
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$40,687.50
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$37,925.00
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$36,750.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,059,710.28

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	690	$9,564,651.86
	b. 61 to 90 days past due	271	$3,843,808.87
	c. 91 to 120 days past due	80	$1,068,288.37
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,041	$14,476,749.10
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)%		3.7893%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	57	$743,268.34
74.	Liquidation Proceeds (recoveries)	170	$377,682.15
75.	Net Losses (Ln 73 - Ln 74)		$365,586.19
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)%		0.0918%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	1,789	$26,338,556.69
78.	Liquidation Proceeds (recoveries)	1,566	$11,845,032.71
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$14,493,523.98
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)%		1.4494%
81.	Average Net Loss on Defaulted Receivables		$8,101.47

Servicer Covenant
82.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,099,903,000.00
83.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer